Significant Concentrations	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Significant Concentrations	Significant Concentrations
One customer represented $84,262, $139,303, and $95,991 (or 20%, 24%, and 21%) of revenue for the years ended December 31, 2023, 2022, and 2021, respectively. Another customer represented $45,576 (or 11%) of revenue for the year ended December 31, 2023. All the customer's that represented more than 10% of revenue were part of the eLMTree operating segment. No other customers represented more than 10% of revenue for the years ended December 31, 2023, 2022, and 2021.
Two suppliers represented $178,385 (or 57%) of cost of sales for the year ended December 31, 2023. Three suppliers represented $302,533 (or 69%) of cost of sales for the year ended December 31, 2022 and two suppliers represented $233,634 (or 76%) of cost of sales for the years ended December 31, 2021. No other suppliers represented more than 10% of cost of sales for the years ended December 31, 2023, 2022, and 2021.
One customer represented $13,476 (or 21%) of accounts receivable as of December 31, 2023. Two customers represented $17,027 (or 28%) of accounts receivable as of December 31, 2022. No other customers represented more than 10% of accounts receivable as of December 31, 2023 and 2022.